COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2018
Guarantor Obligations [Line Items]
Outstanding inventory purchase commitments		$ 47,417	$ 60,979
Inventory purchase commitments, sole or limited suppliers		31,798	32,509
Amount of claim, including interest, penalties and legal fees		7,828
Principal Amount of Claim		835
Aggregate amount of guarantees		88,935
Restricted cash collateral		775
GTH Peru [Member]
Guarantor Obligations [Line Items]
Arbitration award amount	$ 13,500	$ 3,213
Period of occurrence		2015-2019
Aggregate Amount Of Contract		$ 15,000
Legal Fees		251
PERU
Guarantor Obligations [Line Items]
Aggregate amount of guarantees		84,538
Aggregate Amount Of Contract					$ 154,000
Spacenet Inc. [Member]
Guarantor Obligations [Line Items]
Service expenses		$ 7,107	7,395	$ 8,966
OCS [Member]
Guarantor Obligations [Line Items]
Percentage of amount funded for research and development projects		100.00%
Revenue from Contract with Customer, Including Assessed Tax		$ 1,043	$ 418	$ 1,687
Accrued royalties		$ 1,481
OCS [Member] | Minimum [Member]
Guarantor Obligations [Line Items]
Royalty Fee Percentage		3.00%
OCS [Member] | Maximum [Member]
Guarantor Obligations [Line Items]
Royalty Fee Percentage		5.00%
Bird [Member]
Guarantor Obligations [Line Items]
Royalty Fee Percentage		5.00%
Percentage of amount funded for research and development projects		150.00%
Accrued royalties		$ 390